Net Income (Loss) per Share	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Net Income (Loss) per Share

13. Net Income Per Share

The computation of net income per share is based on the number of weighted average shares outstanding during the period. The computation of diluted net income per share includes the dilutive effect of share equivalents consisting of incremental shares deemed outstanding from the assumed exercise of options.

A reconciliation of the numerators and denominators of the basic and diluted net income per share calculations is as follows (in thousands, except per share amounts):

	Thirty-Nine Weeks Ended
	September 30, 2012	September 29, 2013
Basic net income per share:
Net income	$16,159	$42,046

Weighted average shares outstanding	116,791	130,538

Basic net income per share	$0.14	$0.32

Diluted net income per share:
Net income	$16,159	$42,046

Weighted average shares outstanding	116,791	130,538
Effect of dilutive options:
Assumed exercise of options to purchase shares	1,650	3,991

Weighted average shares and equivalent shares outstanding	118,441	134,529

Diluted net income per share	$0.14	$0.31

For the thirty-nine weeks ended September 29, 2013 the computation of diluted net income per share does not include 2.6 million options as those options would have been antidilutive or were unvested performance based options. For the thirty-nine weeks ended September 30, 2012 the computation of diluted net income per share does not include 4.5 million options, as those options were unvested performance -based options.

22. Net Income (Loss) per Share

The computation of net income (loss) per share is based on the number of weighted average shares outstanding during the period. The computation of diluted net income (loss) per share includes the dilutive effect of share equivalents consisting of incremental shares deemed outstanding from the assumed exercise of options.

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share calculations is as follows (in thousands, except per share amounts):

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
Basic net income per share:
Net (loss) income	$4,861	$(27,445)	$19,500

Weighted average shares outstanding	64,350	96,954	119,427

Basic net income (loss) per share	$0.08	$(0.28)	$0.16

Diluted net income per share:
Net (loss) income	$4,861	$(27,445)	$19,500

Weighted average shares outstanding	64,350	96,954	119,427

Effect of dilutive options:
Assumed exercise of options to purchase shares	—	—	2,354

Weighted average shares and equivalent shares outstanding	64,350	96,954	121,781

Diluted net income (loss) per share	$0.08	$(0.28)	$0.16

Weighted average shares outstanding for periods prior to the Henry’s Transaction assume the same shares outstanding as immediately after the transaction per accounting guidance.

The computation of diluted earnings per share for the year ended December 30, 2012 does not include 1,674,112 options as those options would have been antidilutive. For the year ended January 1, 2012 the computation of diluted loss per share does not include 6,366,932 options as there was a net loss per share. For the year ended January 2, 2011, there were no options or other potentially dilutive items outstanding.

Pro Forma [Member]
Net Income (Loss) per Share

14. Pro Forma Balance Sheet and Net Income Per Share

Unaudited pro forma net income per share for the thirty-nine weeks ended September 29, 2013 has been computed to give effect to the number of shares issued in the Company’s IPO, whose proceeds would be necessary to pay the distribution to owners totaling $282.0 million and payments to vested option holders totaling $13.9 million paid in April 2013 as if such issuance occurred on January 1, 2012 (but only to the amount that exceeded net income for the twelve months ended September 29, 2013). The Company’s initial public offering price was $18.00 per share. Additionally, unaudited pro forma diluted net income per share includes the additional dilutive shares as a result of the adjustment to exercise price on the unvested options in accordance with the anti-dilution provisions of the Option Plan as if such adjustment occurred on January 1, 2012.

A reconciliation of the numerators and denominators of the pro forma basic and diluted earnings (loss) per share calculations is as follows (in thousands, except per share amounts):

Thirty-Nine Weeks Ended September 29, 2013
Pro forma basic net income per share:
Net income	$42,046

Pro forma weighted average shares outstanding	144,457

Pro Forma basic net income per share	$0.29

Pro forma diluted net income per share:
Net income	$42,046

Pro Forma weighted average shares outstanding	144,457

Effect of dilutive options:
Assumed exercise of options to purchase shares	4,484

Pro Forma weighted average shares and equivalent shares outstanding	148,941

Pro Forma diluted income per share	$0.28

23. Pro Forma Net Income Per Share (Unaudited)

Unaudited pro forma net income per share for the year ended December 30, 2012 has been computed to give effect to the number of shares whose proceeds would be necessary to pay the distribution to owners totaling $282 million and payments to vested option holders totaling $13.9 million paid in April 2013 as if such issuance occurred on January 1, 2012 (but only to the amount that exceeded 2012 net income and not to exceed the total shares being offered by the Company in this offering). The Company’s IPO price is $18.00 per share. Additionally, unaudited pro forma diluted net income per share includes the additional dilutive shares as a result of the adjustment to exercise price on the unvested options in accordance with the anti-dilution provisions of the Option Plan as if such adjustment occurred on January 1, 2012. See Note 26 “Subsequent Events.”

A reconciliation of the numerators and denominators of the pro forma basic and diluted earnings (loss) per shares calculations is as follows (in thousands, except per share amounts):

Year Ended December 30, 2012
Pro forma basic net income per share:
Net income	$19,500

Pro forma weighted average shares outstanding	134,749

Pro Forma basic net income per share	$0.14

Pro forma diluted net income per share:
Net income	$19,500

Pro Forma weighted average shares outstanding	134,749

Effect of dilutive options:
Assumed exercise of options to purchase shares	1,848

Pro Forma weighted average shares and equivalent shares outstanding	136,597

Pro Forma diluted income per share	$0.14